Consolidated Statement of Other Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement of Other Comprehensive Income (Loss)
Net income (loss) for the period	$ 294,000	$ (1,032,000)
Other comprehensive loss reclassified to profit or loss during the period:
Accumulated exchange differences attributable to Forward Pharma GmbH	(2,704,000)
Other comprehensive loss to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(6,305,000)	(2,507,000)
Total other comprehensive loss	(9,009,000)	(2,507,000)
Total comprehensive loss	(8,715,000)	(3,539,000)
Attributable to:
Equity holders of the Company	$ (8,715,000)	$ (3,539,000)